Events occurring after the balance sheet date (Details) - Signing of virtual power purchase agreements	1 Months Ended
Apr. 30, 2024 GWh / yr item
Events after balance sheet date
Term of virtual power purchase agreement	15 years
Germany
Events after balance sheet date
Number of wind and solar energy project developers who signed contracts with company | item	2
Expected annual electricity production | GWh / yr	124
United States
Events after balance sheet date
Number of wind and solar energy project developers who signed contracts with company | item	1
Expected annual electricity production | GWh / yr	458
Percentage of Company's current electricity consumption	60.00%
European Union
Events after balance sheet date
Percentage of Company's current electricity consumption	75.00%